Taxation (Details)		6 Months Ended		12 Months Ended			36 Months Ended	72 Months Ended
	Mar. 16, 2007	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2018
Taxation
Applicable tax rate approved (as a percent)				25.00%	25.00%	25.00%
Chongqing Haijia | Encouraged industry in the Western Regions of China
Taxation
Preferential corporate income tax rate (as a percent)							15.00%
Chengdu Jingdong Century Trading Co., Ltd. | Encouraged industry in the Western Regions of China
Taxation
Preferential corporate income tax rate (as a percent)							15.00%
PRC
Taxation
Applicable tax rate approved (as a percent)	25.00%
Withholding tax rate on dividend distributed by FIE				10.00%
Maximum rate of withholding tax for dividends paid by an FIE in China to its immediate holding company in Hong Kong under specified conditions				5.00%
Minimum ownership percentage of the FIE by foreign investors to qualify for withholding tax rate limit for dividends paid by an FIE in China to its immediate holding company in Hong Kong				25.00%
PRC | Beijing Jingdong Shangke Information Technology Co., Ltd. | High and new technology enterprise
Taxation
Preferential corporate income tax rate (as a percent)								15.00%
PRC | Beijing Jingdong Shangke Information Technology Co., Ltd. | Software enterprise
Taxation
Number of years exempted from income tax				2 years
Reduction percentage of preferential corporate income tax rate				50.00%
Number of years half exempted income tax				3 years
PRC | Sales of audio, video products and books
Taxation
Statutory VAT rate (as a percent)		11.00%	13.00%
PRC | Sales of other products
Taxation
Statutory VAT rate (as a percent)				17.00%
PRC | Logistic services
Taxation
VAT rate one (as a percent)				6.00%
VAT rate two (as a percent)				11.00%
PRC | Online advertising and other services
Taxation
Statutory VAT rate (as a percent)				6.00%
Percentage of cultural undertaking development fees				3.00%
Indonesia
Taxation
Profit tax rate (as a percent)				25.00%
Hong Kong
Taxation
Profit tax rate (as a percent)				16.50%